Derivative Financial Instruments - Fair Value of Derivative Financial Instruments (Details) - Interest rate swaps - Designated as Hedging Instrument - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other assets, net
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 253	$ 0
Accounts payable, accrued expenses and other liabilities
Derivatives, Fair Value [Line Items]
Derivative Liabilities	$ 0	$ 0